Corporate Income Taxes - Components of Income Tax Provision (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Current income taxes:
Current tax expense income and adjustments for current tax of prior periods	[1]	$ 1,594	$ 3,124
Deferred income taxes:
Deferred tax expense income	[1]	438	(903)
Total income taxes and effective tax rate	[1],[2]	2,032	2,221
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	[1]	1,019	(168)
Deferred income taxes	[1]	41	(331)
Total provision for income taxes in the Consolidated Statement of Changes in Equity	[1]	1,060	(499)
Total provision for income taxes	[1]	3,092	1,722
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	[1]	438	(833)
Deferred tax expense (benefit) of tax rate changes	[1]		(70)
Deferred tax expense income recognised in profit or loss	[1],[3]	438	(903)
Retained earnings [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	[1]	(96)	(79)
Recognized in other comprehensive income [Member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	[1]	1,156	(420)
Canada [member]
Current income taxes:
Federal	[1]	138	736
Provincial	[1]	275	626
Adjustments related to prior periods	[1]	(40)	715
Deferred income taxes:
Federal	[1]	388	(604)
Provincial	[1]	181	(274)
International [member]
Current income taxes:
Foreign	[1]	1,219	1,053
Adjustments related to prior periods	[1]	2	(6)
Deferred income taxes:
Foreign	[1]	$ (131)	$ (25)

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,545 (2023 – $2,095) are represented by deferred tax assets of $2,942 (2023 – $3,541), and deferred tax liabilities of $1,397 (2023 – $1,446) on the Consolidated Statement of Financial Position.